Offerings	Nov. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0128, par value each
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Pursuant to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify, by each class, information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional securities may be offered or issued from time to time to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. In addition, an indeterminate number of Class A ordinary shares may be issued upon conversion, exercise or exchange of the securities registered hereunder. Including such currently indeterminate amount of ordinary shares as may be issued from time to time at currently indeterminate prices or upon conversion or exchange of debt securities or preferred shares registered hereby, or upon exercise of warrants or rights registered hereby, as the case may be.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Pursuant to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify, by each class, information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional securities may be offered or issued from time to time to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. In addition, an indeterminate number of Class A ordinary shares may be issued upon conversion, exercise or exchange of the securities registered hereunder. Including such currently indeterminate amount of preferred share as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or rights registered hereby, as the case may be.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Pursuant to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify, by each class, information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional securities may be offered or issued from time to time to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. In addition, an indeterminate number of Class A ordinary shares may be issued upon conversion, exercise or exchange of the securities registered hereunder. Including such currently indeterminate principal amount of debt securities as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or rights registered hereby, as the case may be.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Pursuant to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify, by each class, information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional securities may be offered or issued from time to time to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. In addition, an indeterminate number of Class A ordinary shares may be issued upon conversion, exercise or exchange of the securities registered hereunder. Including such currently indeterminate number of warrants as may be issued from time to time at currently indeterminate prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Pursuant to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify, by each class, information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional securities may be offered or issued from time to time to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. In addition, an indeterminate number of Class A ordinary shares may be issued upon conversion, exercise or exchange of the securities registered hereunder. Including such currently indeterminate number of rights, including share purchase or subscription rights, as may be issued from time to time at currently indeterminate prices.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Pursuant to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify, by each class, information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional securities may be offered or issued from time to time to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. In addition, an indeterminate number of Class A ordinary shares may be issued upon conversion, exercise or exchange of the securities registered hereunder. Including such currently indeterminate number of units as may be issued from time to time at currently indeterminate prices. Each unit will represent an interest in two or more securities registered hereby, which may or may not be separable from one another.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.0087%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,740.00
Offering Note	There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Pursuant to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify, by each class, information as to the proposed maximum aggregate offering price. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of additional securities may be offered or issued from time to time to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. In addition, an indeterminate number of Class A ordinary shares may be issued upon conversion, exercise or exchange of the securities registered hereunder.